Significant accounting judgments, estimates and assumptions (Details Narrative) - Total E C L [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
ECL allowance total	$ 2,608,403
Credit card operations	2,096,269
Loans	$ 512,134